Short-term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Subclassifications of assets, liabilities and equities [abstract]
Public equities and share purchase warrants	$ 6,751	$ 10,520
Fixed income securities	731	4,220
Private holdings - Private investments	1,993	1,864
Private holdings - Energy contracts	0	891
Total short-term investments	$ 9,475	$ 17,495	$ 19,580